Earnings Per Share - Schedule of Basic Earnings (Losses) Per Share and Diluted Earnings (Losses) Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Basic Earnings (Losses) Per Share and Diluted Earnings (Losses) Per Share [Abstract]
Net profits (losses) for the period attributable to owners of Coincheck Parent		¥ (1,377)	¥ 436	¥ (14,350)	¥ 1,967	¥ (559)
Basic net earnings (losses) per share		¥ (10.52)	¥ 3.56	¥ (114.98)	¥ 16.05	¥ (4.56)
Diluted net earnings (losses) per share		¥ (10.52)	¥ 3.56	¥ (114.98)	¥ 16.05	¥ (4.56)
Weighted-average number of shares, basic	[1]	130,814,526	122,587,617	124,803,262	122,587,617	122,587,617
Weighted-average number of shares, diluted	[1]	130,814,526	122,587,617	124,803,262	122,587,617	122,587,617

[1]	Weighted average number of shares has been retrospectively restated to reflect the Reverse Recapitalization.